Earnings per share - Text Details (Detail) - € / shares		1 Months Ended			12 Months Ended
	May 07, 2024	May 31, 2024	May 31, 2023	May 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Dividends paid, ordinary shares per share (in euros per share)	€ 0.85	€ 0.85	€ 0.85	€ 0.85	€ 0.85	€ 0.85	€ 0.85
Increase in number of ordinary shares issued (in shares)		30,860,582	39,334,938	14,174,568